Related Party Transactions (Additional Information) (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
		Aug. 31, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions [Line Items]
General and administrative	[1]			$ 24,620	$ 7,756
Research and development	[2]			121,199	73,107
Stock-based compensation				5,873	4,425
BridgeBio Pharma
Related Party Transactions [Line Items]
Stock Issued During Period Shares Other		784,720
General and administrative			$ 7,800	7,800
Related Party Income and Expenses
Related Party Transactions [Line Items]
Cost of Revenue				0
General and administrative				8,400	2,800
Research and development				800	8,900
Income from services under the transition services agreement					$ 800
Research And Collaboration Agreement [Member]
Related Party Transactions [Line Items]
Research and development				600
Allocated Operating Expenses
Related Party Transactions [Line Items]
Other administrative expenses				1,100
Stock-based compensation				$ 900

[1]	General and administrative expenses include related party amounts of $8,407 and $2,779 for the years ended December 31, 2025 and 2024, respectively.
[2]	Research and development expenses include related party amounts of $849 and $8,917 for the years ended December 31, 2025 and 2024, respectively.